OTHER FINANCIAL ITEMS, NET OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Other Financial Items [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (9,568)	$ (1,243)	$ (13,051)
Derivative Instruments, Not Designated as Hedging Instruments, Net Cash Payments	2,641	2,833	6,453
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	(840)	59	(227)
Other Nonoperating Expense	669	556	1,558
Other Nonoperating Income (Expense)	$ (13,718)	$ (4,573)	$ (21,289)